SUMMARY OF MATERIAL ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2026
Summary Of Significant Accounting Policies [Abstract]
SUMMARY OF MATERIAL ACCOUNTING POLICIES	SUMMARY OF MATERIAL ACCOUNTING POLICIES
These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the 2025 audited consolidated financial statements and include all adjustments necessary to present fairly the Company’s interim condensed consolidated statement of financial position as of June 30, 2026, its results of operations for the three and six months ended June 30, 2026 and 2025, and changes in equity and its cash flows for the six months ended June 30, 2026 and 2025. The results of operations for the three and six months ended June 30, 2026 are not necessarily indicative of the results that may be expected for the year ended December 31, 2026.

The unaudited interim condensed consolidated financial statements have been prepared on a historical cost basis except for (i) contingent consideration which is measured at fair value and is included in Level 3 of the fair value hierarchy (see Note 5) and (ii) the derivative financial instrument which is measured at fair value and is included in Level 2 of the fair value hierarchy (see Note 4).
NEW AND AMENDED STANDARDS ADOPTED BY THE COMPANY IN 2026

The Company has analyzed the following amendments to existing standards that are mandatory for the Company’s accounting period beginning on January 1, 2026, and determined there was limited or no impact on the Company’s financial statements:

•Contracts referencing nature-dependent Electricity - Amendments to IFRS 9 and IFRS 7
•Annual improvements volume 11
•Amendments to the Classification and Measurement of Financial Instruments
Standards Issued but Not Yet Effective
There are a number of standards and interpretations which were issued but not yet effective until periods beginning after January 1, 2026, and therefore have not been adopted within these interim condensed consolidated financial statements. The Company is still in the process of assessing the impact of IFRS 18. The rest of the amendments are not expected to have a significant impact on disclosures or amounts reported in the Company’s consolidated financial statements in the period of initial application.

Effective for annual periods beginning after January 1, 2026:
•IFRS 18 Presentation and Disclosure in Financial Statements (effective as from January 1, 2027)
•IFRS 19 Subsidiaries without Public Accountability: Disclosures (effective as from January 1, 2027)
•Amendments to IFRS 19 Subsidiaries without Public Accountability: Disclosures (effective as from January 1, 2027)
•Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Translation to a Hyperinflationary Presentation Currency (effective as from January 1, 2027)
•Amendments to the Fair Value Option in IAS 28 Investments in Associates and Joint Ventures (effective as from January 1, 2027)
•IFRS 20 Regulatory Assets and Regulatory Liabilities (effective as from January 1, 2029)
USE OF ESTIMATES AND JUDGMENTS
In preparing these interim condensed consolidated financial statements, the Company has made estimates and judgments that impact the application of accounting policies and reported amounts. The significant estimates and judgments made in applying the Company’s accounting policies and key sources of estimation uncertainty were consistent with those described in its 2025 audited consolidated financial statements.
ACCOUNTING FOR BUSINESS COMBINATIONS

In accordance with IFRS 3, the Company allocates the cost of acquisition arising from business combinations to the identifiable assets acquired and liabilities assumed, measured at their fair values on the acquisition date. The Company uses external valuations to determine the fair value. The valuations include management estimates and assumptions as to future cash flow projections from the acquired business and selection of models to compute the fair value of the acquired components and their depreciation period. Estimates made by management influence the amounts of the acquired assets and assumed liabilities and the depreciation and amortization of acquired assets in profit or loss (see Note 5).
SEGMENT REPORTING
An operating segment is a part of the Company that conducts business activities from which it can generate revenue and incur costs, and for which independent financial information is available. Identification of segments is based on internal reporting to the chief operating decision maker (“CODM”). The CODM, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Company’s Chief Executive Officer (“CEO”). The CEO reviews the Company’s consolidated reports distributed internally on a monthly basis, and includes key metrics such as new depositing customers, revenue, operating expenses, and adjusted EBITDA (defined as EBITDA adjusted to exclude the effect of non-recurring items, significant non-cash items, share-based payment expense, foreign exchange gains (losses), and other items that our board of directors believes do not reflect the underlying performance of the business, including acquisition related expenses, such as acquisition related costs and bonuses). The Company does not divide its operations into different segments, and the CODM operates and manages the Company’s entire operations as one segment, which is consistent with the Company’s internal organization and reporting system.
As of June 30, 2026 and December 31, 2025, the geographic analysis of the Company’s non-current assets, excluding the derivative financial instrument, other non-current assets and deferred tax assets, was as follows:

	As of June 30,	As of December 31,
	2026	2025
Ireland	126,225	130,934
United States	117,709	120,343
Other	949	1,187
	244,883	252,464

FOREIGN CURRENCY TRANSLATION
The following exchange rates were used to translate the financial statements of the Company from EUR into USD:

	Period End	Average for Period	Beginning of Period	Low	High
Six Months Ended June 30,	(EUR per USD)
2026	0.88	0.86	0.85	0.84	0.88
2025	0.85	0.92	0.96	0.85	0.98